Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
6.	Intangible assets
The following table summarizes the Group’s intangible assets:

	December 31, 2018	December 31, 2019
	RMB	RMB
Gross carrying amount
Copyright	7,918	8,547
Software	610	1,370
Trademark and others	425	1,053

Total intangible assets	8,953	10,970

Less: accumulated amortization
Copyright	(7,145)	(8,308)
Software	(303)	(735)
Trademark and others	(54)	(226)

Intangible assets, net	1,451	1,701

Amortization expense for the years ended December 31,

2017,
2018 and 2019 were RMB3.4 million
,

RMB3.9
million
 and RMB1.8 million, respectively.
The estimated amortization expenses for each of the following five years are as follows:

Amortization expense of intangible assets
RMB
2020	802
2021	439
2022	315
2023	115
2024	30